Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest income and dividends
Loans, including fees	$ 33,585	$ 20,094
Securities:
Taxable	9,459	4,655
Tax-Exempt	81	67
Dividends on restricted equity securities	227	126
Federal funds sold and other	80	40
Total interest income and dividends	43,432	24,982
Interest expense
Deposits	5,301	3,693
Federal funds purchased and repurchase agreements	176	144
Federal Home Loan Bank advances	262	100
Total Interest Expense	5,739	3,937
Net interest income	37,693	21,045
Provision for loan losses	2,374	907
Net interest income after provision for loan losses	35,319	20,138
Noninterest income
Service charges on deposit accounts	53	52
Other service charges and fees	1,777	1,112
Net gains on sale of loans	5,814	4,403
Investment services	639	241
Loan servicing fees, net	254	(365)
Gain on sale of securities	259	88
Other	1,255	1,288
Total noninterest income	10,051	6,819
Noninterest expense
Salaries and employee benefits	19,160	13,142
Occupancy and equipment	4,729	2,731
FDIC assessment expense	600	354
Net loss on sale and write-down of foreclosed assets	96	223
Marketing	728	283
Professional fees	2,040	596
Other	4,469	2,333
Total noninterest expense	31,822	19,662
Income before income tax expense	13,548	7,295
Income tax expense	5,134	2,734
Net income	8,414	4,561
Dividends paid on Series A preferred stock	(100)	(109)
Net income available to common shareholders	$ 8,314	$ 4,452
Earnings per share:
Basic	$ 1.32	$ 1.13
Diluted	$ 1.27	$ 1.10